ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 33.3%

Debt Fund – 33.3%
AdvisorShares North Square McKee Core Reserves ETF†
(Cost $9,862,980)	100,000	$9,773,000

MONEY MARKET FUND – 101.2%
STIT - Government & Agency Portfolio, Institutional Class, 0.25%(a)(b)
(Cost $29,670,143)	29,670,143	29,670,143
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $39,533,123)		39,443,143

Securities Sold, Not Yet Purchased – (96.9)%(c)

WARRANT – (1.0)%

Oil & Gas – (1.0)%
Occidental Petroleum Corp., 08/03/27*	(8,342)	(293,889)

COMMON STOCKS – (95.9)%

Airlines – (3.1)%
American Airlines Group, Inc.*	(16,619)	(303,297)
Southwest Airlines Co.*	(6,798)	(311,348)
United Airlines Holdings, Inc.*	(6,177)	(286,366)
Total Airlines		(901,011)

Apparel – (2.1)%
Under Armour, Inc., Class C*	(20,338)	(316,459)
VF Corp.	(5,117)	(290,953)
Total Apparel		(607,412)

Biotechnology – (8.5)%
Biogen, Inc.*	(1,138)	(239,663)
Bio-Rad Laboratories, Inc., Class A*	(504)	(283,868)
Bluebird Bio, Inc.*	(46,784)	(226,902)
FibroGen, Inc.*	(28,056)	(337,233)
Illumina, Inc.*	(714)	(249,472)
Ionis Pharmaceuticals, Inc.*	(8,447)	(312,877)
Nektar Therapeutics*	(46,444)	(250,333)
Sage Therapeutics, Inc.*	(8,517)	(281,913)
Seagen, Inc.*	(2,243)	(323,104)
Total Biotechnology		(2,505,365)

Building Materials – (0.8)%
Mohawk Industries, Inc.*	(1,962)	(243,680)

Chemicals – (1.0)%
Ecolab, Inc.	(1,636)	(288,852)

Commercial Services – (9.2)%
2U, Inc.*	(27,659)	(367,311)
Block, Inc.*	(2,589)	(351,068)
Bright Horizons Family Solutions, Inc.*	(2,279)	(302,400)
Cimpress PLC (Ireland)*	(4,396)	(279,542)
CoStar Group, Inc.*	(4,114)	(274,034)
Global Payments, Inc.	(2,219)	(303,648)
MarketAxess Holdings, Inc.	(823)	(279,985)
PayPal Holdings, Inc.*	(2,642)	(305,547)
WW International, Inc.*	(22,299)	(228,119)
Total Commercial Services		(2,691,654)

Computers – (0.9)%
EPAM Systems, Inc.*	(870)	(258,051)

Diversified Financial Services – (2.8)%
LendingTree, Inc.*	(2,375)	(284,216)
T. Rowe Price Group, Inc.	(1,917)	(289,831)
Western Union Co. (The)	(13,549)	(253,909)
Total Diversified Financial Services		(827,956)

Electrical Components & Equipment – (1.0)%
Universal Display Corp.	(1,820)	(303,849)

Electronics – (1.0)%
Garmin Ltd.	(2,477)	(293,797)

Energy - Alternate Sources – (1.2)%
First Solar, Inc.*	(4,053)	(339,398)

Entertainment – (2.0)%
Cinemark Holdings, Inc.*	(17,821)	(307,947)
Vail Resorts, Inc.	(1,101)	(286,557)
Total Entertainment		(594,504)

Environmental Control – (1.0)%
Stericycle, Inc.*	(4,831)	(284,642)

Food Service – (0.9)%
Healthcare Services Group, Inc.	(14,385)	(267,129)

Hand/Machine Tools – (0.9)%
Stanley Black & Decker, Inc.	(1,950)	(272,590)

Healthcare - Products – (6.0)%
Align Technology, Inc.*	(654)	(285,144)
Exact Sciences Corp.*	(3,891)	(272,059)
Masimo Corp.*	(2,001)	(291,225)
Medtronic PLC	(2,652)	(294,239)
Teleflex, Inc.	(855)	(303,380)
Zimmer Biomet Holdings, Inc.	(2,370)	(303,123)
Zimvie, Inc.*	(288)	(6,578)
Total Healthcare - Products		(1,755,748)

Healthcare - Services – (2.0)%
Charles River Laboratories International, Inc.*	(950)	(269,771)
Encompass Health Corp.	(4,524)	(321,702)
Total Healthcare - Services		(591,473)

Home Builders – (0.9)%
Thor Industries, Inc.	(3,159)	(248,613)

Home Furnishings – (1.8)%
Dolby Laboratories, Inc., Class A	(3,500)	(273,770)
Leggett & Platt, Inc.	(7,487)	(260,548)
Total Home Furnishings		(534,318)

Housewares – (1.0)%
Scotts Miracle-Gro Co. (The)	(2,336)	(287,235)

Internet – (6.9)%
eBay, Inc.	(5,136)	(294,087)
Meta Platforms, Inc., Class A*	(1,337)	(297,295)

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Internet (continued)
Netflix, Inc.*	(778)	$(291,431)
Snap, Inc., Class A*	(9,893)	(356,049)
TripAdvisor, Inc.*	(10,499)	(284,733)
Twitter, Inc.*	(6,837)	(264,524)
Wayfair, Inc., Class A*	(2,076)	(229,979)
Total Internet		(2,018,098)

Leisure Time – (1.7)%
Carnival Corp.*	(11,944)	(241,508)
Norwegian Cruise Line Holdings Ltd.*	(11,458)	(250,701)
Total Leisure Time		(492,209)

Lodging – (0.8)%
Wynn Resorts Ltd.*	(2,831)	(225,744)

Machinery - Diversified – (2.1)%
Cognex Corp.	(4,499)	(347,098)
Xylem, Inc.	(3,249)	(277,010)
Total Machinery - Diversified		(624,108)

Media – (5.8)%
Altice USA, Inc., Class A*	(20,658)	(257,812)
Cable One, Inc.	(193)	(282,598)
Charter Communications, Inc., Class A*	(496)	(270,578)
DISH Network Corp., Class A*	(9,331)	(295,326)
Paramount Global, Class B	(8,791)	(332,388)
Walt Disney Co. (The)*	(1,890)	(259,232)
Total Media		(1,697,934)

Miscellaneous Manufacturing – (0.9)%
3M Co.	(1,850)	(275,428)

Pharmaceuticals – (3.3)%
Agios Pharmaceuticals, Inc.*	(8,797)	(256,081)
Herbalife Nutrition Ltd.*	(6,999)	(212,490)
Organon & Co.	(250)	(8,733)
Perrigo Co., PLC	(6,610)	(254,022)
Sarepta Therapeutics, Inc.*	(3,179)	(248,343)
Total Pharmaceuticals		(979,669)

REITS – (1.9)%
Diversified Healthcare Trust	(98,716)	(315,891)
Service Properties Trust	(26,827)	(236,883)
Total REITS		(552,774)

Retail – (9.4)%
Best Buy Co., Inc.	(3,012)	(273,791)
Burlington Stores, Inc.*	(1,310)	(238,643)
CarMax, Inc.*	(2,882)	(278,055)
Cracker Barrel Old Country Store, Inc.	(2,066)	(245,296)
Foot Locker, Inc.	(9,302)	(275,897)
Gap, Inc. (The)	(17,488)	(246,231)
Nordstrom, Inc.	(13,125)	(355,819)
Qurate Retail, Inc., Series A	(56,541)	(269,135)
Ross Stores, Inc.	(3,101)	(280,516)
Starbucks Corp.	(3,143)	(285,919)
Total Retail		(2,749,302)

Semiconductors – (3.7)%
Intel Corp.	(5,326)	(263,957)
IPG Photonics Corp.*	(2,438)	(267,595)
Qorvo, Inc.*	(2,164)	(268,552)
Skyworks Solutions, Inc.	(2,076)	(276,689)
Total Semiconductors		(1,076,793)

Software – (10.5)%
Adobe, Inc.*	(607)	(276,561)
Autodesk, Inc.*	(1,309)	(280,584)
Black Knight, Inc.*	(4,750)	(275,453)
Fidelity National Information Services, Inc.	(2,535)	(254,565)
Fiserv, Inc.*	(2,705)	(274,287)
Guidewire Software, Inc.*	(3,020)	(285,752)
Paycom Software, Inc.*	(849)	(294,077)
Pegasystems, Inc.	(2,999)	(241,869)
Salesforce, Inc.*	(1,351)	(286,844)
Splunk, Inc.*	(2,426)	(360,528)
Veeva Systems, Inc., Class A*	(1,221)	(259,414)
Total Software		(3,089,934)

Telecommunications – (0.8)%
CommScope Holding Co., Inc.*	(30,445)	(239,907)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(31,990,092)]		$(28,413,066)

Total Investments – 37.6%
(Cost $7,543,031)		11,030,077
Other Assets in Excess of Liabilities – 62.4%		18,300,579
Net Assets – 100.0%		$29,330,656

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of March 31, 2022.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of March 31, 2022 cash in the amount of $21,122,636 has been segregated as collateral from the broker for securities sold short.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$9,773,000	$–	$–	$9,773,000
Money Market Fund	29,670,143	–	–	29,670,143
Total	$39,443,143	$–	$–	$39,443,143

Liabilities	Level 1	Level 2	Level 3	Total
Warrant	$(293,889)	$–	$–	$(293,889)
Common Stocks	(28,119,177)	–	–	(28,119,177)
Total	$(28,413,066)	$–	$–	$(28,413,066)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2022 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2022	Value at 3/31/2022	Dividend Income
AdvisorShares North Square McKee Core Reserves ETF	$9,868,000	$–	$–	$–	$(95,000)	100,000	$9,773,000	$33,759

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Airlines	(3.1)%
Apparel	(2.1)
Biotechnology	(8.5)
Building Materials	(0.8)
Chemicals	(1.0)
Commercial Services	(9.2)
Computers	(0.9)
Debt Fund	33.3
Diversified Financial Services	(2.8)
Electrical Components & Equipment	(1.0)
Electronics	(1.0)
Energy - Alternate Sources	(1.2)
Entertainment	(2.0)
Environmental Control	(1.0)
Food Service	(0.9)
Hand/Machine Tools	(0.9)
Healthcare - Products	(6.0)
Healthcare - Services	(2.0)
Home Builders	(0.9)
Home Furnishings	(1.8)
Housewares	(1.0)
Internet	(6.9)
Leisure Time	(1.7)
Lodging	(0.8)
Machinery - Diversified	(2.1)
Media	(5.8)
Miscellaneous Manufacturing	(0.9)
Oil & Gas	(1.0)
Pharmaceuticals	(3.3)
REITS	(1.9)
Retail	(9.4)
Semiconductors	(3.7)
Software	(10.5)
Telecommunications	(0.8)
Money Market Fund	101.2
Total Investments	37.6
Other Assets in Excess of Liabilities	62.4
Net Assets	100.0%